MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) (USD $)	6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 19, 2014 MJ Holdings [Member]	Jun. 30, 2014 MJ Holdings [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) [Line Items]
Marketable Securities, Current	$ 321,043	$ 184,800	$ 0
Marketable Securities, Number of Shares Held as Deposit (in Shares)	7,000,000	7,000,000
Marketable Securities, Value of Shares Held as Customer Deposit	300,000	300,000
Fair Value Inputs, Discount Rate	12.00%	12.00%
Marketable Securities, Restricted, Current	196,000	184,800
Investment, Percentage of Profits Realized from Investment				50.00%
Investment, Term of Investment				6 months
Class of Warrant or Right, Outstanding (in Shares)					33,333
Class of Warrant or Rights, Granted (in Shares)					2
Class of Warrant or Rights, Exercised (in Shares)					10,825
Marketable Securities, Equity Securities					$ 84,110